Loans, Allowance for Loan Losses and Credit Quality - Summary of Aging of Recorded Investment in Past Due and Non-accrual Loan (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 10,677	$ 11,801	$ 2,922
Current	960,581	877,349	579,627
Total	971,258	889,150	582,549
Non-accrual	5,483	4,865	3,371
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	141,932	131,657	115,005
Total	141,932	131,657	115,005
Non-accrual			27
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,667	3,726	2,922
Current	632,933	573,542	400,131
Total	636,600	577,268	403,053
Non-accrual	5,216	4,133	3,344
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		198
Current	100,928	83,465	58,372
Total	100,928	83,663	58,372
Non-accrual	181	676
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	134	320
Current	16,664	13,642	6,113
Total	16,798	13,962	6,113
Non-accrual	86	56
Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current			6
Total			6
Factored Commercial Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6,876	7,557
Current	68,124	75,043
Total	75,000	82,600
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6,292	6,904	343
30-59 Days Past Due [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	547	191	343
30-59 Days Past Due [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		198
30-59 Days Past Due [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	48	188
30-59 Days Past Due [Member] | Factored Commercial Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5,697	6,327
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,525	2,976
60-89 Days Past Due [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,427	1,963
60-89 Days Past Due [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	64
60-89 Days Past Due [Member] | Factored Commercial Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,034	1,013
> 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	860	1,921	2,579
> 90 Days Past Due [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	693	1,572	$ 2,579
> 90 Days Past Due [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	22	132
> 90 Days Past Due [Member] | Factored Commercial Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 145	$ 217